Deferred Tax Liabilities, Net (Details) - Schedule of the deferred tax liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities, non-current
Unpaid accrued expenses	$ 72,834	$ 56,262
Warranty	98,847	49,594
Allowance for doubtful accounts	357,080	263,566
Others	(603,965)	(658,109)
Deferred tax liabilities, non-current	(75,204)	(288,687)
Less: valuation allowance
Deferred tax liabilities, non-current	$ (75,204)	$ (288,687)